Securities Purchase Agreement (Narrative) (Details)	12 Months Ended
Jan. 31, 2015 USD ($) mo $ / shares shares
Securities Purchase Agreement 1	$ 8,300,000
Securities Purchase Agreement 2	$ 8,300,000
Securities Purchase Agreement 3 | mo	24
Securities Purchase Agreement 4 | $ / shares	$ 14
Securities Purchase Agreement 5 | shares	15,000
Securities Purchase Agreement 6	$ 300,000
Securities Purchase Agreement 7 | shares	22,988
Securities Purchase Agreement 8 | shares	8,250
Securities Purchase Agreement 9	$ 8,000,000
Securities Purchase Agreement 10	$ 58,656